Income taxes: (Details) - USD ($) $ in Thousands		Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating loss carry-forwards (portions subject to annual limitation)		$ 88,040	$ 80,868
Credit carry-forward		477	477
Stock option compensation		17,322	13,982
Differing basis in property and equipment for tax and financial reporting purposes		(70)	(124)
Inventory reserve		1,715	527
Accrued severance cost		1,244	0
Other		1,568	185
Deferred Tax Assets, Gross		110,296	95,915
Deferred tax liabilities:
MSA escrow payments taxable in future		(180)	(180)
Valuation allowance	[1]	(110,116)	(95,735)
Deferred Tax Assets, Net		$ 0	$ 0

[1]	Based on the information available, management believes the allowance is appropriate.